Long-Term Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Long-Term Debt
Schedule of long-term debt

Long-term debt was as follows:

	March 31, 2013	December 31, 2012
	(in thousands)
10.875% Senior Secured Notes, due 2017, net of unamortized discount of $1,840 as December 31, 2012	—	220,910
6.5% Senior Notes, due 2022	500,000	500,000
Capital lease obligations	50,884	51,168

Long-term debt	$550,884	$772,078

Long-term debt was as follows:

	December 31,
	2012	2011
	(in thousands)
9.0% First Lien Senior Secured Notes, due 2015, net of unamortized premium of $9,003(1) as of December 31, 2011	$—	$456,053
10.875% Second Lien Senior Secured Notes, due 2017, net of unamortized discount of $1,840 and $2,159 as of December 31, 2012 and December 31, 2011, respectively(2)	220,910	220,591
6.5% Second Lien Senior Secured Notes, due 2022	500,000	—
Capital lease obligations	51,168	52,259

Long-term debt	$772,078	$728,903

(1)
Net unamortized premium of $9.0 million represents an unamortized discount of $0.9 million on the original First Lien Notes and a $9.9 million unamortized premium on the additional First Lien Notes issued in December 2011.

(2)
All of the Second Lien Notes due 2017 were repaid as of February 2013.